Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document and Entity Information
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	Mountain Crest Acquisition Corp.
Entity Central Index Key	0001803914
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3